N-2	Mar. 09, 2023
Cover [Abstract]
Entity Central Index Key	0001750284
Amendment Flag	false
Securities Act File Number	001-39712
Document Type	8-K
Entity Registrant Name	Olema Pharmaceuticals, Inc.
Entity Address, Address Line One	512 2nd Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	651-3316
Entity Emerging Growth Company	false